Cover	May 05, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 05, 2021
Entity File Number	333-251656-01
Entity Registrant Name	VIMEO HOLDINGS, INC.*
Entity Central Index Key	0001837686
Entity Tax Identification Number	85-4334195
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	555 West 18th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	212
Local Phone Number	314-7300
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true